Investment Strategy	Aug. 31, 2023
Neuberger Berman Global Real Estate ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]
Under normal market conditions, the Fund holds investments tied economically to at least 3 countries and invests a percentage of its net assets in securities of foreign issuers equal to at least the lesser of 30% or 5% below the percentage of foreign issuers in the FTSE EPRA NAREIT Developed Index.